DEFERRED REVENUE (Details) $ in Thousands		12 Months Ended		29 Months Ended
	Jul. 28, 2015 USD ($)	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, beginning balance		$ 119,948	$ 109,956
Impact of adopting IFRS 15						$ (62)	$ 18,980	$ (18,980)
Deferred revenue recognized before cumulative catch-up adjustment		(13,334)	(13,738)
Variable consideration adjustment		3,073	0
Interest on financing component of deferred revenue		4,288	4,750
Deferred income, ending balance		113,975	119,948	$ 109,956
Current portion					$ 11,191	14,316
Long term portion					102,784	105,632
Total		113,975	119,948	$ 109,956	$ 113,975	$ 119,948		$ 109,956
Adjustments for revenue		(9,300)
Adjustments for finance costs		(6,189)	0
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds	$ 145,000	$ 6,027	$ 6,036
Gold delivered to date through Streaming Agreement (in ounces) | oz		240,000		100,181
Gold sold (in ounces) | oz		21,720
Deferred revenue recognized before cumulative catch-up adjustment		$ (13,300)
First 10.5% Of Production | Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production delivery percentage		0.105
Cash purchase price as a percentage of spot gold		0.2
5.5% Of Production | Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production delivery percentage		0.055
Cash purchase price as a percentage of spot gold		0.3